[LOGO]

Annual Report December 31, 2001

                                   EATON VANCE
                                    GROWTH &
                                     INCOME
                                      FUND

EATON VANCE GROWTH & INCOME FUND as of December 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO]
 James B. Hawkes
 President

During the year ended December 31, 2001, Eaton Vance Growth & Income Fund had a total return of 1.73% for Class A shares.1 This return resulted from a decrease in net asset value (NAV) to $14.53 per share on December 31, 2001 from $14.77 per share on December 31, 2000 and the reinvestment of $0.125 per share in income dividends and $0.346 per share in capital gains distributions.

For Class B, the total return was 1.00%, based on a decrease in NAV from $16.97 on December 31, 2000 to $16.76 on December 31, 2001, and the reinvestment of $0.015 in income dividends and the reinvestment of $0.346 per share in capital gains distributions.1

For Class C, the total return was 0.86%, based on a decrease in NAV from $13.59 on December 31, 2000 to $13.33 on December 31, 2001, and the reinvestment of $0.013 in income dividends and the reinvestment of $0.346 per share in capital gains distributions.1

For comparison, the Lipper Multi-Cap Value Classification had an average return of -1.59% during the period and the S&P 500 Index had an average return of -11.88%.2

A slowing economy was dealt a further blow by the events of September 11...

The past year featured an economy characterized by deteriorating corporate profits, mounting job layoffs and sharply lower capital spending. By the third quarter, the economy had moved into recession, as Gross Domestic
Product -- the broadest measure of the nation's economic activity -- contracted at its fastest rate since 1991. The tragic events of September 11 dealt a further blow to the economy, as consumer spending, which had kept the economy afloat for the past year, declined sharply amid an increasingly uncertain political outlook. Against this backdrop, the equity markets moved dramatically lower through much of the year. The Federal Reserve continued an accommodative policy begun in January, and by year-end, had cut its Federal Funds rate -- a key benchmark for short-term interest rates -- a total of 475 basis points (4.75%).

Even as the economy continued to struggle, the markets appeared to gain some traction in the fourth quarter. However, in a major departure from recent years, investors have become much more selective, focusing increasingly on sound fundamentals and reasonable valuations. In that climate undervalued companies with good earnings visibility have returned to the spotlight.

While the economy remains quite weak, investors should remember that the stock market has historically discounted future economic trends. When the economy regains its momentum, we expect a marked improvement in corporate earnings. We remain optimistic about our economic future and confident about the opportunities in the equity markets.

                Sincerely,

                /s/ James B. Hawkes

                James B. Hawkes
                President
                February 6, 2002

------------------------------------------------------------------------------
FUND INFORMATION
as of December 31, 2001


PERFORMANCE(3)    CLASS A       CLASS B     CLASS C
---------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year           1.73%          1.00%       0.86%
Five Years        14.00          13.04       12.86
Ten Years         12.62           N.A.        N.A.
Life of Fund+      9.78          14.62       15.04


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
---------------------------------------------------
One Year          -4.11%         -3.94%     -0.12%
Five Years        12.65          12.79      12.86
Ten Years         11.95           N.A.       N.A.
Life of Fund+      9.69          14.62      15.04

+Inception Dates -- Class A: 9/23/31; Class B: 8/17/94; Class C: 11/04/94


TEN LARGEST HOLDINGS(4)
---------------------------------------------------
Federal National Mortgage Association   2.5%
Chevron Texaco Corp.                    2.3
TJX Cos. Inc.                           2.3
XL Capital                              2.2
General Dynamics                        2.2
Citigroup.                              2.2
Apache Corp.                            2.2
SBC Communications                      2.2
Target Corp.                            2.1
International Business Machines         2.1

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges
(CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper Classification or an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. 4 Ten largest holdings accounted for 22.4% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-----------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-----------------------------------------------------------------------------

Eaton Vance Growth & Income Fund as of December 31, 2001

MANAGEMENT DISCUSSION

AN INTERVIEW WITH MICHAEL R. MACH,
PORTFOLIO MANAGER OF GROWTH & INCOME PORTFOLIO

[PHOTO]
 Michael R. Mach
 Portfolio Manager


Q: Michael, can you give us a summary of the Fund's performance over the last 12 months?

A: For the 12-months ended December 31, 2001, a slowing global economy, in combination with heightened political uncertainty, contributed to a broad equity market decline. These factors led to a drop in the Fund's net asset value. While not pleasant, the decline in net asset value over this past year was significantly less than the declines of the overall equity markets, and when adjusted for reinvestment of dividend income, shareholders actually enjoyed a positive return in calendar 2001.

Q: What contributed to the Portfolio's strong relative performance over the past 12 months?

A: Our success has been driven by two primary factors, the first being our disciplined style of value investing. Second is the investment recommendations and insights generated by Eaton Vance's experienced team of research analysts.

Q: Can you tell us some more about your disciplined style of value investing?

A: Sure. When we look to purchase shares, our investment philosophy commits us to identifying companies that offer good prospects for increased earnings. But at the same time, our investment discipline commits us to only purchasing shares of these companies when they are available at discount levels of valuation.

Q: What do you mean by discount levels of valuation?

A: Well, for one thing, we will only buy shares of companies when they are priced at multiple valuations that fall below that of the S&P 500 Index*. Our valuation comparisons versus the S&P 500 Index* are based on a number of investment metrics. One of the more basic ratios we look at is the ratio of a company's stock price to its expected earnings per share (p/e). At year end, stocks in the Portfolio were valued at an average p/e ratio of approximately 16 times expected 2002 earnings per share. The average stock in the S&P 500 Index*, by contrast, was valued at approximately 22 times expected earnings.


Five Largest Industry Sectors+
------------------------------------------------------------------------------
As a percentage of total net assets

Electric Utilities                  6.4%
Banks                               5.5%
Communications Services             5.4%
Insurance                           5.4%
Medical Products                    4.5%

+ Five largest industry sectors are subject to change due to active management.

Q: We've talked about the Portfolio's buy disciplines, are there any sell disciplines that the Portfolio employs?

A: To keep disappointments from becoming disasters, we generally consider selling shares when they drop a certain percent below their average cost basis. In each of the last two very challenging years, this sell discipline has been a key contributor to our providing shareholders with positive total returns. Another sell discipline we embrace is taking profits by selling shares when they appreciate to the point where they trade above what we regard as a fair level of valuation. This discipline helps limit the price risk associated with any individual security. It also helps the Portfolio maintain its value orientation.

Q: You had mentioned Eaton Vance's research analysts as a key factor in the Portfolio's success. Can you expand on that thought?

A: One of the main reasons the Portfolio has been able to outperform the S&P 500 Index* over the past five years has been its superior stock selection. There is no question in my mind that the lion's share of credit for our past stock picking success belongs to our team of experienced equity analysts. Taken together, our 13 analysts have an average 13 years cumulative investment experience. The core of this team has been in place, and working together at Eaton Vance, for most of the past decade. It has been the quality and continuity of their recommendations that have been the key to the Portfolio's past success, and will serve as the primary driver of its future returns.

Q: Are there any market trends you see developing as we enter the new year?

A: It is my sense that a growing number of investors are beginning to seek out more conservative, less risky investment options. This trend has been driven by two factors. First, are the severe losses suffered by aggressive momentum investors in recent years. The second factor is the aging ""Baby Boom'' generation who we expect to become more risk adverse as they age. We think this trend could benefit stocks held in our Portfolio as conservative investors seek out the characteristics upon which we manage the Portfolio. Characteristics we consider are the reasonable stock price valuations of our holdings along with the strength of each company's underlying business franchise.

Q: What are your expectations for the Portfolio as you look forward?

A: As we enter 2002, the Portfolio remains well diversified with solid representation in the financial, industrial, consumer, utility, energy, technology and healthcare sectors. From a value standpoint, we find stock price valuations for select companies, in nearly all of these market categories, to be at attractive risk/reward levels for long-term investors.

Q: Any closing thoughts?

In closing, I would like to thank my fellow shareholders in Eaton Vance Growth & Income Fund for their continued confidence and participation in the Portfolio.

*It is not possible to invest directly in an Index.

Eaton Vance Growth & Income Fund as of December 31, 2001

FUND PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GROWTH & INCOME FUND CLASS A VS. THE STANDARD & POOR'S 500 INDEX*

DECEMBER 31, 1991 - DECEMBER 31, 2001







                   EATON
                   VANCE      FUND,
                  GROWTH    INCLUDING
                 & INCOME    MAXIMUM
                   FUND       SALES           S&P
       DATE      CLASS A      CHARGE       500 INDEX
----------------------------------------------------
     12/31/1991   10,000       10,000        10,000
      1/31/1992    9,649        9,091         9,814
      2/29/1992    9,785        9,220         9,941
      3/31/1992    9,692        9,132         9,748
      4/30/1992    9,951        9,377        10,034
      5/31/1992   10,139        9,553        10,083
      6/30/1992    9,865        9,295         9,933
      7/31/1992   10,336        9,739        10,338
      8/31/1992   10,191        9,602        10,127
      9/30/1992   10,249        9,657        10,246
     10/31/1992   10,417        9,815        10,281
     11/30/1992   10,680       10,063        10,630
     12/31/1992   10,693       10,075        10,761
      1/31/1993   10,557        9,947        10,851
      2/28/1993   10,573        9,963        10,999
      3/31/1993   10,836       10,210        11,230
      4/30/1993   10,476        9,871        10,959
      5/31/1993   10,588        9,976        11,251
      6/30/1993   10,620       10,007        11,284
      7/31/1993   10,660       10,045        11,239
      8/31/1993   10,950       10,318        11,664
      9/30/1993   10,966       10,333        11,575
     10/31/1993   11,160       10,516        11,814
     11/30/1993   10,910       10,279        11,702
     12/31/1993   11,141       10,498        11,843
      1/31/1994   11,545       10,878        12,245
      2/28/1994   11,276       10,625        11,913
      3/31/1994   10,756       10,135        11,395
      4/30/1994   10,928       10,297        11,541
      5/31/1994   11,018       10,382        11,730
      6/30/1994   10,757       10,136        11,442
      7/31/1994   10,988       10,353        11,818
      8/31/1994   11,223       10,575        12,301
      9/30/1994   10,933       10,302        12,001
     10/31/1994   10,984       10,349        12,270
     11/30/1994   10,492        9,886        11,824
     12/31/1994   10,682       10,065        11,999
      1/31/1995   10,668       10,051        12,310
      2/28/1995   11,082       10,442        12,789
      3/31/1995   11,535       10,869        13,166
      4/30/1995   11,803       11,121        13,553
      5/31/1995   12,288       11,579        14,094
      6/30/1995   12,526       11,803        14,421
      7/31/1995   13,024       12,272        14,899
      8/31/1995   13,273       12,506        14,936
      9/30/1995   13,492       12,712        15,566
     10/31/1995   13,382       12,609        15,510
     11/30/1995   13,892       13,090        16,191
     12/31/1995   14,182       13,363        16,502
      1/31/1996   14,463       13,627        17,063
      2/29/1996   14,440       13,606        17,222
      3/31/1996   14,552       13,711        17,388
      4/30/1996   14,788       13,934        17,644
      5/31/1996   15,225       14,346        18,098
      6/30/1996   15,349       14,462        18,167
      7/31/1996   14,660       13,813        17,365
      8/31/1996   15,201       14,323        17,732
      9/30/1996   15,843       14,928        18,729
     10/31/1996   16,181       15,247        19,245
     11/30/1996   17,109       16,120        20,699
     12/31/1996   17,047       16,062        20,289
      1/31/1997   17,953       16,916        21,556
      2/28/1997   18,155       17,107        21,725
      3/31/1997   17,499       16,488        20,834
      4/30/1997   18,349       17,289        22,076
      5/31/1997   19,366       18,247        23,420
      6/30/1997   20,070       18,911        24,468
      7/31/1997   21,467       20,227        26,414
      8/31/1997   20,382       19,204        24,935
      9/30/1997   21,820       20,559        26,300
     10/31/1997   21,347       20,114        25,423
     11/30/1997   21,766       20,509        26,599
     12/31/1997   22,319       21,030        27,055
      1/31/1998   22,238       20,954        27,354
      2/28/1998   23,540       22,180        29,326
      3/31/1998   24,890       23,452        30,826
      4/30/1998   25,802       24,311        31,136
      5/31/1998   24,971       23,529        30,602
      6/30/1998   25,427       23,958        31,844
      7/31/1998   24,717       23,289        31,506
      8/31/1998   21,211       19,986        26,955
      9/30/1998   23,054       21,722        28,682
     10/31/1998   24,400       22,990        31,013
     11/30/1998   25,542       24,067        32,892
     12/31/1998   27,187       25,617        34,786
      1/31/1999   27,459       25,873        36,240
      2/28/1999   27,205       25,633        35,114
      3/31/1999   27,832       26,224        36,519
      4/30/1999   29,109       27,427        37,933
      5/31/1999   28,284       26,651        37,039
      6/30/1999   29,418       27,719        39,092
      7/31/1999   28,129       26,504        37,873
      8/31/1999   27,407       25,824        37,685
      9/30/1999   26,720       25,177        36,654
     10/31/1999   27,439       25,854        38,972
     11/30/1999   27,577       25,984        39,764
     12/31/1999   28,112       26,488        42,105
      1/31/2000   26,216       24,702        39,990
      2/29/2000   24,535       23,118        39,233
      3/31/2000   27,467       25,881        43,069
      4/30/2000   28,006       26,389        41,774
      5/31/2000   28,924       27,254        40,916
      6/30/2000   27,547       25,956        41,925
      7/31/2000   27,588       25,995        41,270
      8/31/2000   29,720       28,003        43,832
      9/30/2000   30,117       28,378        41,519
     10/31/2000   31,105       29,308        41,343
     11/30/2000   30,099       28,361        38,086
     12/31/2000   32,261       30,398        38,273
      1/31/2001   32,765       30,872        39,630
      2/28/2001   32,633       30,749        36,018
      3/31/2001   31,519       29,698        33,738
      4/30/2001   32,966       31,062        36,358
      5/31/2001   34,291       32,311        36,602
      6/30/2001   33,123       31,210        35,711
      7/31/2001   33,281       31,359        35,359
      8/31/2001   32,426       30,554        33,148
      9/30/2001   30,065       28,329        30,471
     10/31/2001   30,380       28,625        31,053
     11/30/2001   31,690       29,860        33,434
     12/31/2001   32,819       30,924        33,727


Performance**        Class A   Class B    Class C
--------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year              1.73%      1.00%     0.86%
Five Years           14.00      13.04     12.86
Ten Years            12.62       N.A.      N.A.
Life of Fund+         9.78      14.62     15.04


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year             -4.11%     -3.94%    -0.12%
Five Years           12.65      12.79     12.86
Ten Years            11.95       N.A.      N.A.
Life of Fund+         9.69      14.62     15.04

+Inception Dates -- Class A: 9/23/31; Class B: 8/17/94; Class C: 11/04/94

*Source: TowersData, Bethesda, MD.

The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in Class A of the Fund and the S&P 500 Index. An investment in the Fund's Class B shares on 8/17/94 would have been worth $27,369 on December 31, 2001. An investment in the Fund's Class C shares on 11/4/94 would have been worth $27,274 on December 31, 2001. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investment in Growth & Income Portfolio,
   at value
   (identified cost, $231,307,193)        $273,077,326
Receivable for Fund shares sold              2,102,771
------------------------------------------------------
TOTAL ASSETS                              $275,180,097
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    188,347
Payable to affiliate for service fees            3,433
Payable to affiliate for Trustees' fees          1,193
Accrued expenses                                40,443
------------------------------------------------------
TOTAL LIABILITIES                         $    233,416
------------------------------------------------------
NET ASSETS                                $274,946,681
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $233,331,678
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                      (563,218)
Accumulated undistributed net investment
   income                                      408,088
Net unrealized appreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                    41,770,133
------------------------------------------------------
TOTAL                                     $274,946,681
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $177,659,682
SHARES OUTSTANDING                          12,226,855
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      14.53
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $14.53)      $      15.42
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 72,890,767
SHARES OUTSTANDING                           4,350,375
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.76
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 24,396,232
SHARES OUTSTANDING                           1,829,856
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.33
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $13,645)        $ 4,195,322
Interest allocated from Portfolio             270,106
Expenses allocated from Portfolio          (1,533,471)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,931,957
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     4,298
Distribution and service fees
   Class A                                    394,567
   Class B                                    468,923
   Class C                                    125,400
Transfer and dividend disbursing agent
   fees                                       231,639
Registration fees                              50,041
Legal and accounting services                  26,969
Custodian fee                                  24,334
Printing and postage                           22,335
Miscellaneous                                  13,032
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,361,538
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 1,570,419
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $    85,710
-----------------------------------------------------
NET REALIZED GAIN                         $    85,710
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,061,762
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,061,762
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 2,147,472
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,717,891
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,570,419  $       1,106,773
   Net realized gain                                 85,710         10,875,764
   Net change in unrealized
      appreciation (depreciation)                 2,061,762         10,388,791
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       3,717,891  $      22,371,328
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $      (1,373,233) $        (865,369)
      Class B                                       (53,363)                --
      Class C                                       (16,496)                --
   From net realized gain
      Class A                                    (3,494,694)       (14,083,176)
      Class B                                      (703,545)        (2,416,119)
      Class C                                      (203,023)          (498,902)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (5,844,354) $     (17,863,566)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      48,886,668  $       8,928,425
      Class B                                    51,129,338          6,568,206
      Class C                                    21,818,932          4,466,757
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     3,787,571         12,045,219
      Class B                                       677,113          2,138,891
      Class C                                       203,335            475,968
   Cost of shares redeemed
      Class A                                   (20,724,651)       (16,313,824)
      Class B                                    (9,115,171)       (11,442,028)
      Class C                                    (4,004,332)        (3,877,307)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      92,658,803  $       2,990,307
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      90,532,340  $       7,498,069
------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     184,414,341  $     176,916,272
------------------------------------------------------------------------------
AT END OF YEAR                            $     274,946,681  $     184,414,341
------------------------------------------------------------------------------
Accumulated undistributed net investment income included in
net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $         408,088  $         291,574
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                  -------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 14.770       $ 14.390       $ 16.050      $ 13.760     $ 13.560
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment income              $  0.131       $  0.114       $  0.101      $  0.088     $  0.163
Net realized and unrealized
   gain                               0.100          1.835          0.363         2.879        3.827
-----------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $  0.231       $  1.949       $  0.464      $  2.967     $  3.990
-----------------------------------------------------------------------------------------------------

Less distributions*
-----------------------------------------------------------------------------------------------------
From net investment income         $ (0.125)      $ (0.090)      $ (0.085)     $ (0.090)    $ (0.170)
From net realized gain               (0.346)        (1.479)        (2.039)       (0.587)      (3.620)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.471)      $ (1.569)      $ (2.124)     $ (0.677)    $ (3.790)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 14.530       $ 14.770       $ 14.390      $ 16.050     $ 13.760
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        1.73%         14.76%          3.40%        21.81%       30.93%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $177,660       $147,800       $139,219      $141,985     $124,569
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.13%          1.15%          1.08%         1.07%        1.04%
   Net investment income               0.91%          0.82%          0.62%         0.60%        1.07%
Portfolio Turnover of the
   Portfolio                             78%           163%           126%           95%          93%
-----------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS B
                                  -----------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $16.970        $16.340        $17.990      $15.400
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.035        $ 0.004        $(0.027)     $(0.031)
Net realized and unrealized
   gain                               0.116          2.105          0.416        3.218
---------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.151        $ 2.109        $ 0.389      $ 3.187
---------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------
From net investment income          $(0.015)       $    --        $    --      $(0.010)
From net realized gain               (0.346)        (1.479)        (2.039)      (0.587)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.361)       $(1.479)       $(2.039)     $(0.597)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $16.760        $16.970        $16.340      $17.990
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                        1.00%         13.86%          2.58%       20.85%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $72,891        $30,368        $32,489      $26,708
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.88%          1.94%          1.85%        1.90%
   Net investment income
      (loss)                           0.21%          0.03%         (0.15)%      (0.22)%
Portfolio Turnover of the
   Portfolio                             78%           163%           126%          95%
---------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         CLASS C
                                  -----------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $13.590        $13.370        $15.110      $13.020
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income (loss)        $ 0.031        $ 0.003        $(0.029)     $(0.033)
Net realized and unrealized
   gain                               0.068          1.696          0.328        2.715
---------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.099        $ 1.699        $ 0.299      $ 2.682
---------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------
From net investment income          $(0.013)       $    --        $    --      $(0.005)
From net realized gain               (0.346)        (1.479)        (2.039)      (0.587)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.359)       $(1.479)       $(2.039)     $(0.592)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $13.330        $13.590        $13.370      $15.110
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                        0.86%         13.87%          2.47%       20.77%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $24,396        $ 6,246        $ 5,208      $ 2,344
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.88%          1.95%          1.90%        1.94%
   Net investment income
      (loss)                           0.24%          0.02%         (0.19)%      (0.24)%
Portfolio Turnover of the
   Portfolio                             78%           163%           126%          95%
---------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth & Income Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth & Income Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.0% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $191,863, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009. At December 31, 2001, the Fund's undistributed ordinary income on a tax basis was not significantly different than its accumulated undistributed net investment income.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $3,485,392 as a long-term Capital gain distribution for its taxable year ended December 31, 2001. All other distributions from the Fund for the year ended December 31, 2001, were from ordinary income for tax purposes.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                      3,400,724      647,934
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 272,742      879,843
    Redemptions                               (1,452,750)  (1,197,578)
    ------------------------------------------------------------------
    NET INCREASE                               2,220,716      330,199
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                      3,078,688      416,053
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  42,384      136,342
    Redemptions                                 (560,115)    (750,954)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                    2,560,957     (198,559)
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS C                                      2001         2000
    ------------------------------------------------------------------
    Sales                                      1,661,650      344,483
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  16,010       37,661
    Redemptions                                 (307,442)    (312,015)
    ------------------------------------------------------------------
    NET INCREASE                               1,370,218       70,129
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. The Fund was informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $77,077 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $351,692 and $94,050 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2001, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2001, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $2,261,930 and $4,684,598 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 2001 amounted to $394,567, $117,231, and $31,350 for Class A, Class B, and Class C shares, respectively.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $90,298 and $3,973 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $120,100,927 and $36,306,869, respectively, for the year ended December 31, 2001.

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE GROWTH & INCOME FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth & Income Fund (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 96.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Aerospace and Defense -- 2.2%
-----------------------------------------------------------------------
General Dynamics Corp.                           80,000    $  6,371,200
-----------------------------------------------------------------------
                                                           $  6,371,200
-----------------------------------------------------------------------
Agricultural Equipment -- 1.1%
-----------------------------------------------------------------------
Deere & Co.                                      75,000    $  3,274,500
-----------------------------------------------------------------------
                                                           $  3,274,500
-----------------------------------------------------------------------
Agricultural Services -- 2.0%
-----------------------------------------------------------------------
Monsanto Co.                                    170,000    $  5,746,000
-----------------------------------------------------------------------
                                                           $  5,746,000
-----------------------------------------------------------------------
Banks -- 5.5%
-----------------------------------------------------------------------
Charter One Financial, Inc.                     105,000    $  2,850,750
Corus Bankshares, Inc.                           35,000       1,589,000
CVB Financial Corp.                              75,000       1,755,000
FleetBoston Financial Corp.                     120,000       4,380,000
Mellon Financial Corp.                           50,000       1,881,000
TCF Financial Corp.                              70,000       3,358,600
-----------------------------------------------------------------------
                                                           $ 15,814,350
-----------------------------------------------------------------------
Beverages -- 1.6%
-----------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                       100,000    $  4,521,000
-----------------------------------------------------------------------
                                                           $  4,521,000
-----------------------------------------------------------------------
Chemicals -- 2.5%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.                 75,000    $  3,518,250
Dow Chemical Co. (The)                          105,000       3,546,900
-----------------------------------------------------------------------
                                                           $  7,065,150
-----------------------------------------------------------------------
Commercial Services -- 0.6%
-----------------------------------------------------------------------
ServiceMaster Co.                               125,000    $  1,725,000
-----------------------------------------------------------------------
                                                           $  1,725,000
-----------------------------------------------------------------------
Communications Services -- 5.4%
-----------------------------------------------------------------------
BCE, Inc.                                       150,000    $  3,420,000
BellSouth Corp.                                 155,000       5,913,250
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
SBC Communications, Inc.                        160,000    $  6,267,200
-----------------------------------------------------------------------
                                                           $ 15,600,450
-----------------------------------------------------------------------
Computer Software -- 1.2%
-----------------------------------------------------------------------
Computer Associates International, Inc.         100,000    $  3,449,000
-----------------------------------------------------------------------
                                                           $  3,449,000
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.1%
-----------------------------------------------------------------------
International Business Machines Corp.            50,000    $  6,048,000
-----------------------------------------------------------------------
                                                           $  6,048,000
-----------------------------------------------------------------------
Consulting Services -- 0.5%
-----------------------------------------------------------------------
Accenture Ltd., Class A(1)                       50,000    $  1,346,000
-----------------------------------------------------------------------
                                                           $  1,346,000
-----------------------------------------------------------------------
Consumer Non-Durables -- 2.1%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                            100,000    $  5,980,000
-----------------------------------------------------------------------
                                                           $  5,980,000
-----------------------------------------------------------------------
Consumer Products - Miscellaneous -- 2.1%
-----------------------------------------------------------------------
Fortune Brands, Inc.                            150,000    $  5,938,500
-----------------------------------------------------------------------
                                                           $  5,938,500
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 0.8%
-----------------------------------------------------------------------
Teleflex, Inc.                                   50,000    $  2,365,500
-----------------------------------------------------------------------
                                                           $  2,365,500
-----------------------------------------------------------------------
Drugs -- 1.3%
-----------------------------------------------------------------------
Mylan Laboratories, Inc.                        100,000    $  3,750,000
-----------------------------------------------------------------------
                                                           $  3,750,000
-----------------------------------------------------------------------
Electric and Natural Gas Utility -- 1.3%
-----------------------------------------------------------------------
KeySpan Corp.                                   110,000    $  3,811,500
-----------------------------------------------------------------------
                                                           $  3,811,500
-----------------------------------------------------------------------
Electric Utilities -- 6.4%
-----------------------------------------------------------------------
Dominion Resources, Inc.                         80,000    $  4,808,000
DTE Energy Co.                                   75,000       3,145,500

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electric Utilities (continued)
-----------------------------------------------------------------------
Duke Energy Corp.                               140,000    $  5,496,400
Exelon Corp.                                    100,000       4,788,000
-----------------------------------------------------------------------
                                                           $ 18,237,900
-----------------------------------------------------------------------
Financial - Miscellaneous -- 2.5%
-----------------------------------------------------------------------
Federal National Mortgage Association            90,000    $  7,155,000
-----------------------------------------------------------------------
                                                           $  7,155,000
-----------------------------------------------------------------------
Financial Services -- 4.4%
-----------------------------------------------------------------------
Citigroup, Inc.                                 125,000    $  6,310,000
H&R Block, Inc.                                  75,000       3,352,500
J.P. Morgan Chase & Co.                          80,000       2,908,000
-----------------------------------------------------------------------
                                                           $ 12,570,500
-----------------------------------------------------------------------
Food - Retail -- 1.1%
-----------------------------------------------------------------------
Ruddick Corp.                                   200,000    $  3,198,000
-----------------------------------------------------------------------
                                                           $  3,198,000
-----------------------------------------------------------------------
Foods -- 3.1%
-----------------------------------------------------------------------
Dean Foods Co.(1)                                21,450    $  1,462,890
Sara Lee Corp.                                  255,000       5,668,650
Tyson Foods, Inc., Class A                      150,000       1,732,500
-----------------------------------------------------------------------
                                                           $  8,864,040
-----------------------------------------------------------------------
Health Care Services -- 2.0%
-----------------------------------------------------------------------
Healthcare Company (The)                        150,000    $  5,781,000
-----------------------------------------------------------------------
                                                           $  5,781,000
-----------------------------------------------------------------------
Healthcare Products -- 1.3%
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                         75,000    $  3,825,000
-----------------------------------------------------------------------
                                                           $  3,825,000
-----------------------------------------------------------------------
Insurance -- 5.4%
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc.          85,000    $  5,340,550
MetLife, Inc.                                   120,000       3,801,600
XL Capital Ltd. - Class A                        70,000       6,395,200
-----------------------------------------------------------------------
                                                           $ 15,537,350
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Investment Services -- 3.0%
-----------------------------------------------------------------------
A.G. Edwards, Inc.                               50,000    $  2,208,500
Legg Mason, Inc.                                 60,000       2,998,800
W.P. Stewart & Co., Ltd.                        125,000       3,275,000
-----------------------------------------------------------------------
                                                           $  8,482,300
-----------------------------------------------------------------------
Manufactured Housing -- 0.6%
-----------------------------------------------------------------------
Clayton Homes, Inc.                             100,000    $  1,710,000
-----------------------------------------------------------------------
                                                           $  1,710,000
-----------------------------------------------------------------------
Medical Products -- 4.5%
-----------------------------------------------------------------------
Abbott Laboratories                              90,000    $  5,017,500
Bard (C.R.), Inc.                                60,000       3,870,000
Becton, Dickinson and Co.                       125,000       4,143,750
-----------------------------------------------------------------------
                                                           $ 13,031,250
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcoa, Inc.                                     150,000    $  5,332,500
-----------------------------------------------------------------------
                                                           $  5,332,500
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.9%
-----------------------------------------------------------------------
Baker Hughes, Inc.                              150,000    $  5,470,500
-----------------------------------------------------------------------
                                                           $  5,470,500
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
-----------------------------------------------------------------------
Apache Corp.                                    126,500    $  6,309,820
Murphy Oil Corp.                                 70,000       5,882,800
-----------------------------------------------------------------------
                                                           $ 12,192,620
-----------------------------------------------------------------------
Oil and Gas - Integrated -- 4.3%
-----------------------------------------------------------------------
ChevronTexaco Corp.                              75,000    $  6,720,750
Conoco, Inc.                                    200,000       5,660,000
-----------------------------------------------------------------------
                                                           $ 12,380,750
-----------------------------------------------------------------------
Paper and Forest Products -- 1.9%
-----------------------------------------------------------------------
Weyerhaeuser Co.                                100,000    $  5,408,000
-----------------------------------------------------------------------
                                                           $  5,408,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Publishing -- 2.2%
-----------------------------------------------------------------------
Knight-Ridder, Inc.                              50,000    $  3,246,500
McGraw-Hill Cos., Inc. (The)                     50,000       3,049,000
-----------------------------------------------------------------------
                                                           $  6,295,500
-----------------------------------------------------------------------
REITS -- 4.1%
-----------------------------------------------------------------------
AMB Property Corp.                              105,000    $  2,730,000
Chateau Communities, Inc.                        50,000       1,495,000
Equity Office Properties Trust                   80,000       2,406,400
Plum Creek Timber Co., Inc.                      75,000       2,126,250
Public Storage, Inc.                             90,000       3,006,000
-----------------------------------------------------------------------
                                                           $ 11,763,650
-----------------------------------------------------------------------
Retail - Specialty -- 0.6%
-----------------------------------------------------------------------
Haverty Furniture Cos., Inc.                    100,000    $  1,655,000
-----------------------------------------------------------------------
                                                           $  1,655,000
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.4%
-----------------------------------------------------------------------
Target Corp.                                    150,000    $  6,157,500
TJX Companies, Inc.                             165,000       6,576,900
-----------------------------------------------------------------------
                                                           $ 12,734,400
-----------------------------------------------------------------------
Savings & Loans -- 1.3%
-----------------------------------------------------------------------
Dime Bancorp, Inc.                              100,000    $  3,608,000
-----------------------------------------------------------------------
                                                           $  3,608,000
-----------------------------------------------------------------------
Transportation -- 1.7%
-----------------------------------------------------------------------
Burlington Northern Santa Fe Corp.              125,000    $  3,566,250
Union Pacific Corp.                              25,000       1,425,000
-----------------------------------------------------------------------
                                                           $  4,991,250
-----------------------------------------------------------------------
Trucks and Parts -- 1.0%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                              60,000    $  2,925,000
-----------------------------------------------------------------------
                                                           $  2,925,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $232,988,325)                          $275,955,660
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 1.78%,
1/2/02                                      $     9,374    $  9,373,536
Household Finance Corp., 1.85%, 1/22/02           5,935       5,928,595
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $15,302,131)                        $ 15,302,131
-----------------------------------------------------------------------
Total Investments -- 101.4%
   (identified cost $248,290,456)                          $291,257,791
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.4)%                   $ (3,900,930)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $287,356,861
-----------------------------------------------------------------------

 REIT - Real Estate Investment Trust
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $248,290,456)        $291,257,791
Cash                                             1,885
Receivable for investments sold                393,006
Dividends receivable                           405,476
Prepaid expenses                                 1,351
------------------------------------------------------
TOTAL ASSETS                              $292,059,509
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,673,311
Payable to affiliate for Trustees' fees          3,511
Accrued expenses                                25,826
------------------------------------------------------
TOTAL LIABILITIES                         $  4,702,648
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $287,356,861
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $244,389,526
Net unrealized appreciation (computed on
   the basis of identified cost)            42,967,335
------------------------------------------------------
TOTAL                                     $287,356,861
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $14,371)                               $4,420,689
Interest                                     284,616
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $4,705,305
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $1,428,222
Trustees' fees and expenses                   13,505
Custodian fee                                135,490
Legal and accounting services                 32,702
Miscellaneous                                  6,097
----------------------------------------------------
TOTAL EXPENSES                            $1,616,016
----------------------------------------------------

NET INVESTMENT INCOME                     $3,089,289
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (584,636)
----------------------------------------------------
NET REALIZED LOSS                         $ (584,636)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,891,832
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,891,832
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,307,196
----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $5,396,485
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       3,089,289  $       2,042,151
   Net realized gain (loss)                        (584,636)        10,832,229
   Net change in unrealized appreciation
      (depreciation)                              2,891,832         10,755,923
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $       5,396,485  $      23,630,303
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     130,407,459  $      25,772,196
   Withdrawals                                  (38,892,516)       (36,004,512)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      91,514,943  $     (10,232,316)
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      96,911,428  $      13,397,987
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     190,445,433  $     177,047,446
------------------------------------------------------------------------------
AT END OF YEAR                            $     287,356,861  $     190,445,433
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.71%        0.73%        0.71%        0.72%        0.73%
   Net investment income              1.35%        1.23%        0.99%        0.95%        1.37%
Portfolio Turnover                      78%         163%         126%          95%          93%
-----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                       2.16%          --           --           --
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $287,357     $190,445     $177,047     $171,117     $143,348
-----------------------------------------------------------------------------------------------

 (1) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth & Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve growth of principal and income by investing primarily in common stocks of companies that appear to offer good prospects for increases in both earnings and dividends. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2001, $799 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1%, representing 0.625% of average daily net assets. For the year ended December 31, 2001, the fee

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   amounted to $1,428,222. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $261,839,199 and $173,407,068, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $  248,661,811
    --------------------------------------------------------
    Gross unrealized appreciation             $   43,305,388
    Gross unrealized depreciation                   (709,408)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   42,595,980
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

GROWTH & INCOME PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GROWTH & INCOME PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Special Invest Trust and Portfolio are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and Growth and Income Portfolio (the Portfolio) are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S):

                                                                                               NUMBER OF PORTFOLIOS
                                POSITION(S)           TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)      Trustee           Trustee Since         President and Chief              165
Age 42                                          1998                  Executive Officer of
The Eaton Vance Building                                              National Financial
255 State Street                                                      Partners (financial
Boston, MA 02109                                                      services company)
                                                                      (since April 1999).
                                                                      President and Chief
                                                                      Operating Officer of
                                                                      John A. Levin & Co.
                                                                      (registered investment
                                                                      advisor) (July 1997 to
                                                                      April 1999) and
                                                                      Director of Baker
                                                                      Fentress & Company
                                                                      (which owns John A.
                                                                      Levin & Co., a
                                                                      registered advisor)
                                                                      (July 1997 to April
                                                                      1999). Formerly,
                                                                      Executive Vice
                                                                      President of Smith
                                                                      Barney Mutual Funds
                                                                      (July 1994 to June
                                                                      1997).
James B. Hawkes(2)            President and     President and         Chairman, President and          170
Age 60                        Trustee           Trustee               Chief Executive Officer
The Eaton Vance Building                        Since 1998            of BMR, EVM and their
255 State Street                                                      corporate parent and
Boston, MA 02109                                                      trustee (EVC and EV);
                                                                      Vice President of EVD.
                                                                      President of 170 funds
                                                                      managed by Eaton Vance
                                                                      or its affiliates.
-------------------------------------------------------------------------------------------------------------------


       NAME, ADDRESS             OTHER TRUSTEE
          AND AGE                POSITIONS HELD
----------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109

James B. Hawkes(2)            Director of EVC, EV
Age 60                        and EVM.
The Eaton Vance Building
255 State Street
Boston, MA 02109

----------------------------

 (1) Ms. Bibliowicz is an interested person of the Fund and Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and Eaton Vance.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S):

                                                                                               NUMBER OF PORTFOLIOS
                                POSITION(S)           TERM OF                                    IN FUND COMPLEX
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
-------------------------------------------------------------------------------------------------------------------
Donald R. Dwight              Trustee           Trustee Since         President of Dwight              170
Age 70                                          1989                  Partners, Inc.
The Eaton Vance Building                                              (corporate relations
255 State Street                                                      and communications
Boston, MA 02109                                                      company).
Samuel L. Hayes, III          Trustee           Trustee Since         Jacob H. Schiff                  170
Age 67                                          1989                  Professor of Investment
The Eaton Vance Building                                              Banking Emeritus,
255 State Street                                                      Harvard University
Boston, MA 02109                                                      Graduate School of
                                                                      Business
                                                                      Administration.


       NAME, ADDRESS             OTHER TRUSTEE
          AND AGE                POSITIONS HELD
----------------------------
Donald R. Dwight              Trustee/Director of
Age 70                        the Royce Funds
The Eaton Vance Building      (consisting of 17
255 State Street              portfolios).
Boston, MA 02109
Samuel L. Hayes, III          Director of
Age 67                        Tiffany & Co.
The Eaton Vance Building      Director of
255 State Street              Telect, Inc.
Boston, MA 02109


EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                        POSITION(S)
                         OTHER TRUSTEE
                      TRUPOSITIONSLHELD LENGT
-----------------------------------------------------------------------------------------------------------
Norton H. Reamer      Trustee           Trustee Since         Chairman and Chief               170
Age 66                                  1989                  Operating Officer,
The Eaton Vance                                               Hellman, Jordan
Building                                                      Management Co., Inc.
255 State Street                                              (an investment
Boston, MA 02109                                              management company) and
                                                              President, Unicorn
                                                              Corporation (investment
                                                              and financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman of
                                                              the Board, United Asset
                                                              Management Corporation
                                                              (a holding company
                                                              owning institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds).
Lynn A. Stout         Trustee           Trustee Since         Professor of Law,                165
Age 44                                  1998                  University of
The Eaton Vance                                               California at Los
Building                                                      Angeles School of Law
255 State Street                                              (since July 2001).
Boston, MA 02109                                              Formerly, Professor of
                                                              Law, Georgetown
                                                              University Law Center
                                                              (prior to July 2001).
Jack L. Treynor       Trustee           Trustee Since         Investment Adviser and           167
Age 72                                  1989                  Consultant.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Norton H. Reamer      Trustee           Trustee Since         Chairman and Chief               170
Age 66                                  1989                  Operating Officer,
The Eaton Vance                                               Hellman, Jordan
Building                                                      Management Co., Inc.
255 State Street                                              (an investment
Boston, MA 02109                                              management company) and
                                                              President, Unicorn
                                                              Corporation (investment
                                                              and financial advisory
                                                              services company)
                                                              (since September 2000).
                                                              Formerly, Chairman of
                                                              the Board, United Asset
                                                              Management Corporation
                                                              (a holding company
                                                              owning institutional
                                                              investment management
                                                              firms) and Chairman,
                                                              President and Director,
                                                              UAM Funds (mutual
                                                              funds).
Lynn A. Stout         Trustee           Trustee Since         Professor of Law,                165
Age 44                                  1998                  University of
The Eaton Vance                                               California at Los
Building                                                      Angeles School of Law
255 State Street                                              (since July 2001).
Boston, MA 02109                                              Formerly, Professor of
                                                              Law, Georgetown
                                                              University Law Center
                                                              (prior to July 2001).
Jack L. Treynor       Trustee           Trustee Since         Investment Adviser and           167
Age 72                                  1989                  Consultant.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES:

                                POSITION(S)           TERM OF
       NAME, ADDRESS              WITH THE           OFFICE AND       PRINCIPAL OCCUPATION(S)
          AND AGE             TRUST/PORTFOLIO   LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------
Duke Laflamme(1)              Vice President    Vice President Since  Vice President of EVM
Age 32                        of Trust          2001                  and BMR since November
The Eaton Vance Building                                              2001, Officer of 9
255 State Street                                                      investment companies
Boston, MA 02109                                                      managed by EVM of BMR.
                                                                      Prior to November 2001,
                                                                      Mr. Laflamme was an
                                                                      Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and
                                                                      BMR. Prior to January
                                                                      1998, he was an
                                                                      assistant Portfolio
                                                                      Manager at Norwest
                                                                      Investment Manager.
Michael R. Mach(2)            Vice President    Vice President Since  Vice President of BMR
Age 54                        and Portfolio     1999                  and Eaton Vance since
The Eaton Vance Building      Manager                                 December 15, 1999.
255 State Street                                                      Previously, Managing
Boston, MA 02109                                                      Director and Senior
                                                                      Analyst for Robertson
                                                                      Stephens (1998-1999);
                                                                      Managing Director and
                                                                      Senior Analyst for
                                                                      Piper Jaffray
                                                                      (1996-1998); and Senior
                                                                      Vice President, Senior
                                                                      Analyst and Portfolio
                                                                      Manager for Putnam
                                                                      Investments
                                                                      (1989-1996). Officer of
                                                                      various investment
                                                                      companies managed by
                                                                      Eaton Vance or BMR.
Edward E. Smiley, Jr.(1)      Vice President    Vice President Since  Vice President of BMR
Age 57                        of Trust          1996                  and EVM and officer of
The Eaton Vance Building                                              34 investment companies
255 State Street                                                      managed by EVM and BMR.
Boston, MA 02109


       NAME, ADDRESS
          AND AGE
----------------------------
Duke Laflamme(1)
Age 32
The Eaton Vance Building
255 State Street
Boston, MA 02109

Michael R. Mach(2)
Age 54
The Eaton Vance Building
255 State Street
Boston, MA 02109

Edward E. Smiley, Jr.(1)
Age 57
The Eaton Vance Building
255 State Street
Boston, MA 02109

EATON VANCE GROWTH & INCOME FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                        POSITION(S)
                          WITH THE
                      TRUST/PORTFOLIO   LENGT
-----------------------------------------------------------------------------------------------------------
Alan R. Dynner        Secretary         Secretary Since       Vice President,
Age 61                                  1997                  Secretary and Chief
The Eaton Vance                                               Legal Officer of BMR,
Building                                                      EVM and EVC; Vice
255 State Street                                              President, Secretary
Boston, MA 02109                                              and Clerk of EVD.
                                                              Secretary of 170 funds
                                                              managed by EVM and its
                                                              affiliates.
James L. O'Connor     Treasurer         Treasurer Since       Vice President of BMR
Age 56                                  1989                  and EVM; Vice President
The Eaton Vance                                               of EVD. Treasurer of
Building                                                      170 funds managed by
255 State Street                                              EVM and its affiliates.
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Alan R. Dynner        Secretary         Secretary Since       Vice President,
Age 61                                  1997                  Secretary and Chief
The Eaton Vance                                               Legal Officer of BMR,
Building                                                      EVM and EVC; Vice
255 State Street                                              President, Secretary
Boston, MA 02109                                              and Clerk of EVD.
                                                              Secretary of 170 funds
                                                              managed by EVM and its
                                                              affiliates.
James L. O'Connor     Treasurer         Treasurer Since       Vice President of BMR
Age 56                                  1989                  and EVM; Vice President
The Eaton Vance                                               of EVD. Treasurer of
Building                                                      170 funds managed by
255 State Street                                              EVM and its affiliates.
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------

The statement of additional information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF GROWTH & INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GROWTH & INCOME FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                          EATON VANCE FUNDS
                       EATON VANCE MANAGEMENT
                   BOSTON MANAGEMENT AND RESEARCH
                   EATON VANCE DISTRIBUTORS, INC.

                           PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                               1-800-262-1122


EATON VANCE GROWTH & INCOME FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES
AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
-------------------------------------------------------------------------------
173-2/02                                                                 GNCSRC